Restructuring - Restructuring Expenses By Functional Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring
Cost of cloud and software	€ (138)	€ (3)	€ (55)
Cost of services	(154)	(3)	(118)
Research and development	(467)	(3)	(9)
Sales and marketing	(299)	(11)	(2)
General and administration	(71)	0	2
Restructuring expenses	€ (1,130)	€ (19)	€ (182)